Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	June 30, 2018					June 30, 2017 (3)
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	106,987	18,577	—	—	125,564	53,518	—	—	—	53,518
Depreciation and amortization	(32,775)	(4,091)	—	—	(36,866)	(42,552)	—	—	—	(42,552)
Other operating expenses	(103,058)	(12,172)	—	—	(115,230)	(76,100)	(226)	—	—	(76,326)
Other operating gains and losses	10,000	101,366	—	—	111,366	—	—	—	—	—
Operating (loss) income	(18,846)	103,680	—	—	84,834	(65,134)	(226)	—	—	(65,360)

Inter segment operating (loss) income (2)	205	—	—	(205)	—	199	—	—	(199)	—
Segment operating (loss) income	(18,641)	103,680	—	(205)	84,834	(64,935)	(226)	—	(199)	(65,360)

Equity in net earnings (losses) of affiliates	8,693	(2,047)	(12,861)	—	(6,215)	(2,606)	(3,126)	(7,461)	—	(13,193)

Balance Sheet:	June 30, 2018					December 31, 2017
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	2,882,837	2,056,768	258,690	(5,321)	5,192,974	3,025,244	1,515,463	228,696	(5,116)	4,764,287
Investment in affiliates	449,974	—	258,690	—	708,664	472,482	2,047	228,696	—	703,225

(1) Eliminations required for consolidation purposes.
(2) Inter segment operating (loss) income relates to management fee revenues between the segments.
(3) We no longer consider LNG trading a separate reportable segment. Given the previously reported segment information was immaterial for all periods presented, we have included these amounts within the vessel operations segment.

Schedules of Concentration of Risk, by Risk Factor
For the six months ended June 30, 2018 and 2017, revenues from the following customers accounted for over 10% of our total operating revenues, excluding vessel and other management fees:

	Six months ended June 30,
(in thousands of $)	2018		2017
Cool Pool (note 16)	83,959	74%	39,444	90%
Perenco and SNH	18,577	16%	—	—%
An energy and logistics company	4,579	4%	4,579	10%